                        ANCHOR ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998

The date of the Prospectus is hereby changed to December 10, 1998.

The second and third sentences of the first paragraph on Page 1 of the Prospectus are hereby deleted and replaced with the following:

     The Trust consists of 25 Portfolios, each of which has its own investment objectives and policies. This Prospectus includes 16 of the 25 Portfolios of the Trust.

The paragraph under the heading "The Asset Allocation Portfolio" on Page 1 is hereby deleted and replaced with the following:

     The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that may include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments (debt securities maturing in 397 days or less) in any combination.

The last sentence of the third paragraph in the second column on Page 1 is hereby deleted and replaced with the following:

     See "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Bonds" for a discussion of the risks associated with high-yield, high-risk securities.

The last paragraph in the second column on the Page 1 is hereby deleted and replaced with the following:

     This prospectus contains information you should know before investing. Please read it carefully before you invest and keep it for future reference.

     Investments in a Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the FDIC.

The Financial Highlights on Pages 4, 5 and 6 are hereby supplemented as follows:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET                      NET           TOTAL      DECLARED    FROM NET     NET                   NET
                     ASSET       NET         REALIZED         FROM      FROM NET    REALIZED    ASSET                 ASSETS
                     VALUE     INVEST-     & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                 END OF
                   BEGINNING     MENT     GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL      PERIOD
  PERIOD ENDED     OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***   (000'S)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                  Cash Management Portfolio
05/31/98#            10.74       0.25           0.01           0.26       (0.68)         --      10.32      2.47      256,449
-----------------------------------------------------------------------------------------------------------------------------
                                                  Corporate Bond Portfolio
05/31/98#            11.54       0.39           0.09           0.48       (0.46)         --      11.56      4.18       99,855
-----------------------------------------------------------------------------------------------------------------------------
                                                    Global Bond Portfolio
05/31/98#            11.51       0.23           0.37           0.60       (0.79)      (0.22)     11.10      5.39       99,194
-----------------------------------------------------------------------------------------------------------------------------
                                                  High-Yield Bond Portfolio
05/31/98#            11.82       0.58           0.27           0.85       (0.66)      (0.08)     11.93      7.28      289,830
-----------------------------------------------------------------------------------------------------------------------------
                                               Worldwide High Income Portfolio
05/31/98#            13.20       0.53           0.33           0.86       (0.61)      (0.74)     12.71      6.33      147,739
-----------------------------------------------------------------------------------------------------------------------------
                                                SunAmerica Balanced Portfolio
05/31/98#            13.45       0.14           1.50           1.64       (0.11)      (0.36)     14.62     12.21       79,469
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
----------------------------------------------------------------------
                               Cash Management Portfolio
05/31/98#             0.62+         5.25+          --           N/A
----------------------------------------------------------------------------------
                                Corporate Bond Portfolio
05/31/98#             0.78+         6.75+          12           N/A
----------------------------------------------------------------------------------------------
                                 Global Bond Portfolio
05/31/98#             0.84+         4.02+         118           N/A
----------------------------------------------------------------------------------------------------------
                               High-Yield Bond Portfolio
05/31/98#             0.69+         9.72+          92           N/A
----------------------------------------------------------------------------------------------------------------------
                            Worldwide High Income Portfolio
05/31/98#            1.07+          8.09+          76           N/A
-----------------------------------------------------------------------------------------------------------------------------
                             SunAmerica Balanced Portfolio
05/31/98#             0.82+         1.97+          64           N/A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                    EXPENSES      INCOME
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Cash Management Portfolio...................................      0.62%        5.25%
    Corporate Bond Portfolio....................................      0.78         6.75
    Global Bond Portfolio.......................................      0.84         3.10
    High-Yield Bond Portfolio...................................      0.69         9.72
    Worldwide High Income Portfolio.............................      1.07         8.07
    SunAmerica Balanced Portfolio...............................      0.82         1.95
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                   Asset Allocation Portfolio
05/31/98#            16.21       0.24           0.93           1.17       (0.35)      (1.61)     15.42      7.09         671,222
--------------------------------------------------------------------------------------------------------------------------------
                                                       Utility Portfolio
05/31/98#            12.91       0.20           0.92           1.12       (0.16)      (0.33)     13.54      8.60          42,601
--------------------------------------------------------------------------------------------------------------------------------
                                                    Growth-Income Portfolio
05/31/98#            20.82       0.09           3.20           3.29       (0.13)      (0.96)     23.02     15.82         832,054
--------------------------------------------------------------------------------------------------------------------------------
                                                   Federated Value Portfolio
05/31/98#            13.90       0.09           2.13           2.22       (0.06)      (0.30)     15.76     16.02         107,670
--------------------------------------------------------------------------------------------------------------------------------
                                                    Venture Value Portfolio
05/31/98#            21.47       0.11           2.06           2.17       (0.12)      (0.68)     22.84     10.10       1,519,053
--------------------------------------------------------------------------------------------------------------------------------
                                                "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#     10.00       0.03          (0.29)         (0.26)         --          --       9.74     (2.60)         14,025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                               Asset Allocation Portfolio
05/31/98#             0.64+         2.96+          78           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                   Utility Portfolio
05/31/98#             1.05+         2.94+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Growth-Income Portfolio
05/31/98#             0.60+         0.81+          31           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Federated Value Portfolio
05/31/98#             0.84+         1.14+          24           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Venture Value Portfolio
05/31/98#             0.75+         0.96+           7           N/A
--------------------------------------------------------------------------------------------------------------------------------
                            "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#      0.85+++       2.23+++        --           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First Sun America Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
  ++ During the periods indicated, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                                  INCOME
                                                                    EXPENSES      (LOSS)
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Asset Allocation Portfolio..................................      0.64         2.96
    Utility Portfolio...........................................      1.05         2.94
    Growth-Income Portfolio.....................................      0.60         0.81
    Federated Value Portfolio...................................      0.84         1.14
    Venture Value Portfolio.....................................      0.75         0.96
    "Dogs" of Wall Street Portfolio.............................      1.13         1.95
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                   Alliance Growth Portfolio
05/31/98#            22.56       0.04           5.31           5.35       (0.06)      (2.30)     25.55     23.85       1,029,515
--------------------------------------------------------------------------------------------------------------------------------
                                                  Aggressive Growth Portfolio
05/31/98#            11.76       0.02           0.29           0.31          --          --      12.07      2.64         112,531
--------------------------------------------------------------------------------------------------------------------------------
                                                   Global Equities Portfolio
05/31/98#            15.98       0.04           2.85           2.89       (0.19)      (1.36)     17.32     18.21         417,005
--------------------------------------------------------------------------------------------------------------------------------
                                          International Diversified Equities Portfolio
05/31/98#            11.33       0.08           2.16           2.24       (0.40)      (0.15)     13.02     19.80         320,893
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                               Alliance Growth Portfolio
05/31/98#             0.59+         0.34+          44           N/A
--------------------------------------------------------------------------------------------------------------------------------
                              Aggressive Growth Portfolio
05/31/98#             0.84+         0.31+         155           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Global Equities Portfolio
05/31/98#             0.89+         0.51+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                      International Diversified Equities Portfolio
05/31/98#             1.27+         1.36+          29           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                                  INCOME
                                                                    EXPENSES      (LOSS)
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Alliance Growth Portfolio...................................      0.59%        0.34%
    Aggressive Growth Portfolio.................................      0.84         0.31
    Global Equities Portfolio...................................      0.89         0.51
    International Diversified Equities Portfolio................      1.27         1.36
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The second sentence of the first paragraph on Page 7 is hereby deleted and replaced with the following:

     It was established to provide a funding medium for certain annuity contracts issued by various separate accounts (the "Accounts") of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company (collectively referred to as the "Life Companies").

The first sentence of the second paragraph on Page 7 is hereby deleted and replaced with the following:

     The Trust issues 25 separate series of shares ("Portfolios"), each of which represents a separately managed portfolio of securities with its own investment objectives.

The third sentence of the second paragraph on Page 7 is hereby deleted and replaced with the following:

     This Prospectus describes 16 of the 25 Portfolios of the Trust which are the Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Aggressive Growth Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio.

The following is hereby inserted as the second sentence of the last paragraph on Page 7:

     Reference to limitations and restrictions on Portfolio investments used herein apply at the time of purchase unless otherwise indicated.

The second sentence of the first paragraph under the heading "Cash Management Portfolio" on Page 8 is hereby deleted and replaced with the following:

     These securities mature in 397 days or less.

The second sentence of the first paragraph under the heading "Asset Allocation Portfolio" on Page 13 is hereby deleted and replaced with the following:

     The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in 397 days or less).

The second sentence of the second paragraph under the heading "Federated Value Portfolio" on Page 15 is hereby deleted and replaced with the following:

     The fixed income securities in which the Portfolio may invest must be rated at least BBB by S&P, Baa by Moody's, or BBB by Fitch.

The last sentence of the second paragraph under the heading "Venture Value Portfolio" on Page 15 is hereby deleted and replaced with the following:

     See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies."

The first sentence of the third paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 16 is hereby deleted and replaced with the following:

     The Portfolio invests in the thirty common stocks selected according to the methodology described above.

The second sentence of the third paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 16 is hereby deleted.

The first sentence of the fourth paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 16 is hereby deleted and replaced with the following:

     The Portfolio employs a buy and hold strategy over the course of each year, which ignores market timing and rejects active management.

The fifth paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 17 is hereby deleted and replaced with the following:

     As the Portfolio's shares are sold during the year, new cash received by the Portfolio is first used to the extent necessary to meet redemption requests. The balance of any such cash is invested weekly (or more frequently as the Adviser deems necessary) in the thirty stocks selected for the Portfolio as of its most recent rebalancing in proportion to the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis. To the extent redemptions exceed available cash, the Portfolio generally meets redemption requests by selling stocks on a pro rata basis (subject to rounding and avoidance of odd lots), based on the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis.

The second sentence of the fourth paragraph under the heading "Corporate Debt Instruments" on Page 21 is hereby deleted and replaced with the following:

     The High-Yield Bond Portfolio may invest in bonds rated as low as Ca by Moody's or CC by S&P and may invest no more than 10% of its total net assets in bonds rated as low as C by Moody's or D by S&P.

The following paragraph is hereby inserted after the paragraph with the heading "Risk Factors Relating to High-Yield, High-Risk Bonds" on Page 21:

     In the case of corporate debt obligations which are convertible into common stock, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

The paragraph under the heading "Short-Term Debt Securities" on Page 23 is hereby deleted and replaced with the following:

     Debt securities maturing within 397 days of the date of purchase include
     (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in 397 days or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of 397 days, they are also considered short-term debt securities.

The second sentence of the paragraph under the heading "Repurchase Agreements" on Page 24 is hereby deleted and replaced with the following:

     The seller must maintain appropriate collateral in a segregated account.

The following two paragraphs are hereby inserted before the paragraph with the heading "Securities Lending" on Page 26:

     LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS -- The Worldwide High Income Portfolio may invest a portion of its assets in "loan participations." By purchasing a loan participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The sixth sentence of the second paragraph under the heading "Borrowing and Other Forms of Leverage" on Page 26 is hereby deleted and replaced with the following:

     The Portfolios will maintain a segregated account of cash or other liquid assets securing the borrowing for the benefit of the lenders.

The paragraph under the heading "Risks Associated With Investing in Small Companies" on Page 26 is hereby deleted and replaced with the following:

     INVESTMENT IN SMALL CAP COMPANIES -- The SunAmerica Balanced, Venture Value, and Aggressive Growth Portfolios and certain other Portfolios may invest in small companies having market capitalizations of under $1 billion. While such companies may realize more substantial growth than larger, more established companies, they may also be subject to some additional risks. The securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.

The following paragraph is hereby inserted before the paragraph with the heading "Foreign Currency Transactions" on Page 27:

     AMERICAN DEPOSITARY RECEIPTS -- Certain of the Portfolios may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Portfolios' Subadvisers do not treat them as foreign securities. Nonetheless, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

The first sentence of the third paragraph under the heading "Foreign Currency Transactions" on page 27 is hereby deleted and replaced with the following:

     Each Portfolio (other than the Cash Management Portfolio and except as described below), may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

The following paragraph is hereby inserted before the paragraph under the heading "Options on Securities and Securities Indices" on Page 28:

     EURO CONVERSION -- Effective January 1, 1999, several European countries will irrevocably fix their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Adviser is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.

The following is hereby inserted as the second paragraph under the heading "Options on Securities and Securities Indices" on Page 28:

     All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding or will have an absolute and immediate right to acquire such security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets. A put option written by a Portfolio is covered if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in liquid assets. Put and call options written by a Portfolio may be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

The paragraph under the heading "Federated Investment Counseling" on Page 33 is hereby deleted and replaced with the following:

     Federated Investment Counseling. The Subadviser for the Corporate Bond, Utility and Federated Value Portfolios is Federated, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc., a Pennsylvania corporation. All of the Class A (voting) stock of Federated Investors, Inc. is owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife and Mr. Donahue's son, J. Christopher Donahue, President and Director of Federated Investors, Inc. Federated, together with other subsidiaries of Federated Investors, Inc., serves as investment adviser to a number of investment companies and private accounts. With over $139.5 billion invested across more than 300 funds under management and/or administration as of December 31, 1997 Federated Investors, Inc. is one of the largest mutual fund investment managers in the U.S.

The fifth paragraph under the heading "Federated Investment Counseling" on Page 33 is hereby deleted and replaced with the following:

     Michael P. Donnelly and Arthur J. Barry have served as co-portfolio managers of the Federated Value Portfolio since October 1997 and October 1998, respectively. Mr. Donnelly joined Federated Investors, Inc. in 1989 as an Investment Analyst and has been a Vice President of Federated Investors, Inc. since 1994. He served as an Assistant Vice President of an affiliate of Federated Investors, Inc. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst. Mr. Barry, who has been a Vice President of Federated since July 1998 and was an Assistant Vice President from April 1997 to July 1998, joined an affiliate of Federated in 1994 as an Investment Analyst. Mr. Barry is a Chartered Financial Analyst and received his M.S.I.A. from Carnegie Mellon University, where he concentrated in finance and accounting.

The fifth paragraph under the heading "Goldman Sachs Asset
Management-International" on Page 34 is hereby deleted and replaced with the following:

     Greg Gigliotti, Vice President of GSAM, Thomas S. Price, Vice President of GSAM, Lawrence S. Sibley, Vice President of GSAM and Karma Wilson, Vice President of GSAM serve as co-portfolio managers of the equity portion of the Asset Allocation Portfolio. Mr. Gigliotti joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1989 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Price joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1993 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Sibley joined GSAM in 1997. From 1994 to 1997 he headed Institutional Equity Sales at J.P. Morgan Securities and from 1987 to 1994, he was a principal of Sanford C. Bernstein & Co. in its Institutional Sales Department. Ms. Wilson joined GSAM in 1994. Prior to 1994, she was an investment analyst with Bankers Trust Australia Ltd. Before 1992 she was employed at Arthur Andersen LLP.

The first paragraph under the heading "Morgan Stanley Asset Management, Inc." on Page 34 is hereby deleted and replaced with the following:

     Morgan Stanley Dean Witter Investment Management Inc. The Subadviser of the Worldwide High Income and International Diversified Equities Portfolios is MSDW Investment Management, 1221 Avenue of the Americas, New York, New York 10020. MSDW Investment Management is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. and provides a broad range of portfolio management services to customers in the United States and abroad. As of February 28, 1998, MSDW Investment Management, together with its affiliated institutional investment management companies, had approximately $154.6 billion of assets under management (inclusive of assets under fiduciary advisory control).

The third, fourth and fifth paragraphs under the heading "Morgan Stanley Asset Management Inc." on Pages 34 and 35 are hereby deleted and replaced with the following:

     The portion of the annual investment advisory fee received by SAAMCo which is paid to MSDW Investment Management with respect to each of the Worldwide High Income and International Diversified Equities Portfolios is 0.65% on Assets up to $350 million and 0.60% on Assets thereafter. For the fiscal year ended November 30, 1997, SAAMCo paid to MSDW Investment Management, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to 0.65% of each Portfolio's average daily net assets.

     Robert Angevine, Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna serve as co-portfolio managers for the Worldwide High Income Portfolio. Mr. Angevine has served as a co-portfolio manager since the inception date of October 28, 1994, and Mr. Bennett, Mr. Esser and Ms. McKenna have served as co-portfolio managers since October, 1998. Mr. Angevine is a principal of Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a portfolio manager of MSDW Investment Management's high yield investments. He has been with the firm since 1988. Mr. Bennett, a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with Miller, Anderson and Sherrerd, LLP ("MAS"), an affiliate of MSDW Investment Management, since 1984. Mr. Esser, also a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with MAS since 1988. Ms. McKenna, a Vice President of MSDW Investment Management and Morgan Stanley, joined the firm in 1996. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSDW Investment Management, she was a Senior Portfolio manager at MetLife Investment Management Corp. From 1995 to 1996 and Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios.

     Barton Biggs and Ann Thivierge serve as co-portfolio managers for the International Diversified Equities Portfolio. Mr. Biggs has served as a co-portfolio manager since the inception date of October 28, 1994 and Ann Thivierge has served as a co-portfolio manager since July 1, 1995. Mr. Biggs joined Morgan Stanley Dean Witter & Co in 1973 as a General Partner and Managing Director. He has been Chairman and a Director of MSDW Investment Management and a Managing Director of Morgan Stanley since 1975. Ms. Thivierge joined the company in 1986 as an analyst and served as a Vice President of MSDW Investment Management from 1992 to 1996. She is currently a Principal of MSDW Investment Management.

The paragraph under the heading "Independent Accountants" on Page 37 is hereby deleted and replaced with the following:

     PricewaterhouseCoopers LLP has been selected as independent accountants for the Trust.

                     POLARIS/POLARIS(II) VARIABLE ANNUITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998

The date of the Prospectus is hereby changed to December 10, 1998.

The second sentence of the first paragraph on Page 1 of the Prospectus is hereby deleted and replaced with the following:

     The Trust consists of 25 Portfolios, each of which has its own investment objectives and policies. This Prospectus includes 22 of the 25 Portfolios of the Trust.

The paragraph under the heading "The Asset Allocation Portfolio" on Page 1 is hereby deleted and replaced with the following:

     The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that may include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments (debt securities maturing in 397 days or less) in any combination.

The last sentence of the third paragraph in the second column on Page 1 is hereby deleted and replaced with the following:

     See "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Bonds" for a discussion of the risks associated with high-yield, high-risk securities.

The last paragraph in the second column on the Page 1 is hereby deleted and replaced with the following:

     This prospectus contains information you should know before investing. Please read it carefully before you invest and keep it for future reference.

     Investments in a Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the FDIC.

   The Financial Highlights on Pages 4, 5, 6 and 7 are hereby supplemented as follows:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET                      NET           TOTAL      DECLARED    FROM NET     NET                   NET
                     ASSET       NET         REALIZED         FROM      FROM NET    REALIZED    ASSET                 ASSETS
                     VALUE     INVEST-     & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                 END OF
                   BEGINNING     MENT     GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL      PERIOD
  PERIOD ENDED     OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***   (000'S)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                  Cash Management Portfolio
05/31/98#            10.74       0.25           0.01           0.26       (0.68)         --      10.32      2.47      256,449
-----------------------------------------------------------------------------------------------------------------------------
                                                  Corporate Bond Portfolio
05/31/98#            11.54       0.39           0.09           0.48       (0.46)         --      11.56      4.18       99,855
-----------------------------------------------------------------------------------------------------------------------------
                                                    Global Bond Portfolio
05/31/98#            11.51       0.23           0.37           0.60       (0.79)      (0.22)     11.10      5.39       99,194
-----------------------------------------------------------------------------------------------------------------------------
                                                  High-Yield Bond Portfolio
05/31/98#            11.82       0.58           0.27           0.85       (0.66)      (0.08)     11.93      7.28      289,830
-----------------------------------------------------------------------------------------------------------------------------
                                               Worldwide High Income Portfolio
05/31/98#            13.20       0.53           0.33           0.86       (0.61)      (0.74)     12.71      6.33      147,739
-----------------------------------------------------------------------------------------------------------------------------
                                                SunAmerica Balanced Portfolio
05/31/98#            13.45       0.14           1.50           1.64       (0.11)      (0.36)     14.62     12.21       79,469
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
----------------------------------------------------------------------
                               Cash Management Portfolio
05/31/98#             0.62+         5.25+          --           N/A
----------------------------------------------------------------------------------
                                Corporate Bond Portfolio
05/31/98#             0.78+         6.75+          12           N/A
----------------------------------------------------------------------------------------------
                                 Global Bond Portfolio
05/31/98#             0.84+         4.02+         118           N/A
----------------------------------------------------------------------------------------------------------
                               High-Yield Bond Portfolio
05/31/98#             0.69+         9.72+          92           N/A
----------------------------------------------------------------------------------------------------------------------
                            Worldwide High Income Portfolio
05/31/98#            1.07+          8.09+          76           N/A
-----------------------------------------------------------------------------------------------------------------------------
                             SunAmerica Balanced Portfolio
05/31/98#             0.82+         1.97+          64           N/A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                    EXPENSES      INCOME
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Cash Management Portfolio...................................      0.62%        5.25%
    Corporate Bond Portfolio....................................      0.78         6.75
    Global Bond Portfolio.......................................      0.84         3.10
    High-Yield Bond Portfolio...................................      0.69         9.72
    Worldwide High Income Portfolio.............................      1.07         8.07
    SunAmerica Balanced Portfolio...............................      0.82         1.95
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                         Balanced/Phoenix Investment Counsel Portfolio
05/31/98#            14.75       0.18           1.15           1.33       (0.21)      (1.40)     14.37      9.06         115,048
--------------------------------------------------------------------------------------------------------------------------------
                                                   Asset Allocation Portfolio
05/31/98#            16.21       0.24           0.93           1.17       (0.35)      (1.61)     15.42      7.09         671,222
--------------------------------------------------------------------------------------------------------------------------------
                                                       Utility Portfolio
05/31/98#            12.91       0.20           0.92           1.12       (0.16)      (0.33)     13.54      8.60          42,601
--------------------------------------------------------------------------------------------------------------------------------
                                                    Growth-Income Portfolio
05/31/98#            20.82       0.09           3.20           3.29       (0.13)      (0.96)     23.02     15.82         832,054
--------------------------------------------------------------------------------------------------------------------------------
                                                   Federated Value Portfolio
05/31/98#            13.90       0.09           2.13           2.22       (0.06)      (0.30)     15.76     16.02         107,670
--------------------------------------------------------------------------------------------------------------------------------
                                                    Venture Value Portfolio
05/31/98#            21.47       0.11           2.06           2.17       (0.12)      (0.68)     22.84     10.10       1,519,053
--------------------------------------------------------------------------------------------------------------------------------
                                                "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#     10.00       0.03          (0.29)         (0.26)         --          --       9.74     (2.60)         14,025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                     Balanced/Phoenix Investment Counsel Portfolio
05/31/98#             0.78+         2.51+          68           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Asset Allocation Portfolio
05/31/98#             0.64+         2.96+          78           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                   Utility Portfolio
05/31/98#             1.05+         2.94+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Growth-Income Portfolio
05/31/98#             0.60+         0.81+          31           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Federated Value Portfolio
05/31/98#             0.84+         1.14+          24           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Venture Value Portfolio
05/31/98#             0.75+         0.96+           7           N/A
--------------------------------------------------------------------------------------------------------------------------------
                            "Dogs" of Wall Street Portfolio
4/01/98-5/31/98#      0.85+++       2.23+++        --           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First Sun America Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
  ++ During the periods indicated, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                                  INCOME
                                                                    EXPENSES      (LOSS)
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Balanced/Phoenix Investment Counsel Portfolio...............      0.78%        2.51%
    Asset Allocation Portfolio..................................      0.64         2.96
    Utility Portfolio...........................................      1.05         2.94
    Growth-Income Portfolio.....................................      0.60         0.81
    Federated Value Portfolio...................................      0.84         1.14
    Venture Value Portfolio.....................................      0.75         0.96
    "Dogs" of Wall Street Portfolio.............................      1.13         1.95
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The following Financial Highlights for the Portfolios and periods set forth below, except for the six months ended May 31, 1998 which is unaudited, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

                                                                        DIVIDENDS   DIVIDENDS
                      NET        NET           NET           TOTAL      DECLARED    FROM NET     NET                     NET
                     ASSET     INVEST-       REALIZED         FROM      FROM NET    REALIZED    ASSET                   ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON    VALUE                   END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-    END OF     TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS     PERIOD   RETURN***     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                   Alliance Growth Portfolio
05/31/98#            22.56       0.04           5.31           5.35       (0.06)      (2.30)     25.55     23.85       1,029,515
--------------------------------------------------------------------------------------------------------------------------------
                                          Growth/Phoenix Investment Counsel Portfolio
05/31/98#            15.62       0.02           1.94           1.96       (0.12)      (2.76)     14.70     12.68         233,269
--------------------------------------------------------------------------------------------------------------------------------
                                                    Putnam Growth Portfolio
05/31/98#            19.15       0.01           3.01           3.02       (0.02)      (3.08)     19.07     15.65         320,428
--------------------------------------------------------------------------------------------------------------------------------
                                                     Real Estate Portfolio
05/31/98#            11.53       0.20          (0.41)         (0.21)      (0.16)      (0.01)     11.15     (1.86)         53,271
--------------------------------------------------------------------------------------------------------------------------------
                                                  Aggressive Growth Portfolio
05/31/98#            11.76       0.02           0.29           0.31          --          --      12.07      2.64         112,531
--------------------------------------------------------------------------------------------------------------------------------
                                           International Growth and Income Portfolio
05/31/98#            10.41       0.10           1.91           2.01       (0.03)      (0.06)     12.33     19.46          94,656
--------------------------------------------------------------------------------------------------------------------------------
                                                   Global Equities Portfolio
05/31/98#            15.98       0.04           2.85           2.89       (0.19)      (1.36)     17.32     18.21         417,005
--------------------------------------------------------------------------------------------------------------------------------
                                          International Diversified Equities Portfolio
05/31/98#            11.33       0.08           2.16           2.24       (0.40)      (0.15)     13.02     19.80         320,893
--------------------------------------------------------------------------------------------------------------------------------
                                                   Emerging Markets Portfolio
05/31/98#             8.03       0.03          (0.41)         (0.38)      (0.07)         --       7.58     (4.77)         29,046
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                               Alliance Growth Portfolio
05/31/98#             0.59+         0.34+          44           N/A
--------------------------------------------------------------------------------------------------------------------------------
                      Growth/Phoenix Investment Counsel Portfolio
05/31/98#             0.70+         0.28+          53           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                Putnam Growth Portfolio
05/31/98#             0.87+         0.13+          30           N/A
--------------------------------------------------------------------------------------------------------------------------------
                                 Real Estate Portfolio
05/31/98#             1.01+         3.49+           8           N/A
--------------------------------------------------------------------------------------------------------------------------------
                              Aggressive Growth Portfolio
05/31/98#             0.84+         0.31+         155           N/A
--------------------------------------------------------------------------------------------------------------------------------
                       International Growth and Income Portfolio
05/31/98#             1.54+         1.80+          22           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Global Equities Portfolio
05/31/98#             0.89+         0.51+          40           N/A
--------------------------------------------------------------------------------------------------------------------------------
                      International Diversified Equities Portfolio
05/31/98#             1.27+         1.36+          29           N/A
--------------------------------------------------------------------------------------------------------------------------------
                               Emerging Markets Portfolio
05/31/98#             1.90+         0.67+          33           N/A
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  + Annualized
 # Unaudited

                                                                                   NET
                                                                                INVESTMENT
                                                                                  INCOME
                                                                    EXPENSES      (LOSS)
                                                                    --------    ----------
                                                                      1998         1998
    --------------------------------------------------------------------------------------
    Alliance Growth Portfolio...................................      0.59%        0.34%
    Growth/Phoenix Investment Counsel Portfolio.................      0.70         0.28
    Putnam Growth Portfolio.....................................      0.87         0.13
    Real Estate Portfolio.......................................      1.01         3.49
    Aggressive Growth Portfolio.................................      0.84         0.31
    International Growth and Income Portfolio...................      1.54         1.80
    Global Equities Portfolio...................................      0.89         0.51
    International Diversified Equities Portfolio................      1.27         1.36
    Emerging Markets Portfolio..................................      1.90         0.67
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

The second sentence of the first paragraph on Page 8 is hereby deleted and replaced with the following:

     It was established to provide a funding medium for certain annuity contracts issued by various separate accounts (the "Accounts") of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company (collectively referred to as the "Life Companies").

The first sentence of the second paragraph on Page 8 is hereby deleted and replaced with the following:

     The Trust issues 25 separate series of shares ("Portfolios"), each of which represents a separately managed portfolio of securities with its own investment objectives.

The third sentence of the second paragraph on Page 8 is hereby deleted and replaced with the following:

     This Prospectus describes 22 of the 25 Portfolios of the Trust which are the Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Real Estate Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and the Emerging Markets Portfolio.

The following is hereby inserted as the second sentence of the last paragraph on Page 8:

     Reference to limitations and restrictions on Portfolio investments used herein apply at the time of purchase unless otherwise indicated.

The second sentence of the first paragraph under the heading "Cash Management Portfolio" on Page 9 is hereby deleted and replaced with the following:

     These securities mature in 397 days or less.

The second sentence of the first paragraph under the heading "Asset Allocation Portfolio" on Page 15 is hereby deleted and replaced with the following:

     The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in 397 days or less).

The second sentence of the second paragraph under the heading "Federated Value Portfolio" on Page 16 is hereby deleted and replaced with the following:

     The fixed income securities in which the Portfolio may invest must be rated at least BBB by S&P, Baa by Moody's, or BBB by Fitch.

The last sentence of the second paragraph under the heading "Venture Value Portfolio" on Page 17 is hereby deleted and replaced with the following:

     See "Description of Securities and Investment Techniques -- Investment in Small Cap Companies."

The first sentence of the third paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 18 is hereby deleted and replaced with the following:

     The Portfolio invests in the thirty common stocks selected according to the methodology described above.

The second sentence of the third paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 18 is hereby deleted.

The first sentence of the fourth paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 18 is hereby deleted and replaced with the following:

     The Portfolio employs a buy and hold strategy over the course of each year, which ignores market timing and rejects active management.

The fifth paragraph under the heading " 'Dogs' of Wall Street Portfolio" on Page 18 is hereby deleted and replaced with the following:

     As the Portfolio's shares are sold during the year, new cash received by the Portfolio is first used to the extent necessary to meet redemption requests. The balance of any such cash is invested weekly (or more frequently as the Adviser deems necessary) in the thirty stocks selected for the Portfolio as of its most recent rebalancing in proportion to the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis. To the extent redemptions exceed available cash, the Portfolio generally meets redemption requests by selling stocks on a pro rata basis (subject to rounding and avoidance of odd lots), based on the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis.

The second sentence of the fourth paragraph under the heading "Corporate Debt Instruments" on Page 24 is hereby deleted and replaced with the following:

     The High-Yield Bond Portfolio may invest in bonds rated as low as Ca by Moody's or CC by S&P and may invest no more than 10% of its total net assets in bonds rated as low as C by Moody's or D by S&P.

The following paragraph is hereby inserted after the paragraph with the heading "Risk Factors Relating to High-Yield, High-Risk Bonds" on Page 25:

     In the case of corporate debt obligations which are convertible into common stock, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

The paragraph under the heading "Short-Term Debt Securities" on Page 27 is hereby deleted and replaced with the following:

     Debt securities maturing within 397 days of the date of purchase include
     (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in 397 days or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of 397 days, they are also considered short-term debt securities.

The second sentence of the paragraph under the heading "Repurchase Agreements" on Page 28 is hereby deleted and replaced with the following:

     The seller must maintain appropriate collateral in a segregated account.

The following two paragraphs are hereby inserted before the paragraph with the heading "Securities Lending" on Page 29:

     LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS -- The Worldwide High Income Portfolio may invest a portion of its assets in "loan participations." By purchasing a loan participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The sixth sentence of the second paragraph under the heading "Borrowing and Other Forms of Leverage" on Page 26 is hereby deleted and replaced with the following:

     The Portfolios will maintain a segregated account of cash or other liquid assets securing the borrowing for the benefit of the lenders.

The paragraph under the heading "Risks Associated With Investing in Small Companies" on Page 30 is hereby deleted and replaced with the following:

     INVESTMENT IN SMALL CAP COMPANIES -- The SunAmerica Balanced, Venture Value, and Aggressive Growth Portfolios and certain other Portfolios may invest in small companies having market capitalizations of under $1 billion. While such companies may realize more substantial growth than larger, more established companies, they may also be subject to some additional risks. The securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.

The following paragraph is hereby inserted before the paragraph with the heading "Foreign Currency Transactions" on Page 31:

     AMERICAN DEPOSITARY RECEIPTS -- Certain of the Portfolios may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Portfolios' Subadvisers do not treat them as foreign securities. Nonetheless, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

The first sentence of the third paragraph under the heading "Foreign Currency Transactions" on page 31 is hereby deleted and replaced with the following:

     Each Portfolio (other than the Cash Management Portfolio and except as described below), may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

The following paragraph is hereby inserted before the paragraph under the heading "Options on Securities and Securities Indices" on Page 32:

     EURO CONVERSION -- Effective January 1, 1999, several European countries will irrevocably fix their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Adviser is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Portfolios. There can be no assurance that a Portfolio will not suffer any adverse consequences as a result of the euro conversion.

The following is hereby inserted as the second paragraph under the heading "Options on Securities and Securities Indices" on Page 32:

     All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding or will have an absolute and immediate right to acquire such security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets. A put option written by a Portfolio is covered if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in liquid assets. Put and call options written by a Portfolio may be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

The paragraph under the heading "Federated Investment Counseling" on Page 37 is hereby deleted and replaced with the following:

     Federated Investment Counseling. The Subadviser for the Corporate Bond, Utility and Federated Value Portfolios is Federated, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc., a Pennsylvania corporation. All of the Class A (voting) stock of Federated Investors, Inc. is owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife and Mr. Donahue's son, J. Christopher Donahue, President and Director of Federated Investors, Inc. Federated, together with other subsidiaries of Federated Investors, Inc., serves as investment adviser to a number of investment companies and private accounts. With over $139.5 billion invested across more than 300 funds under management and/or administration as of December 31, 1997 Federated Investors, Inc. is one of the largest mutual fund investment managers in the U.S.

The fifth paragraph under the heading "Federated Investment Counseling" on Page 37 is hereby deleted and replaced with the following:

     Michael P. Donnelly and Arthur J. Barry have served as co-portfolio managers of the Federated Value Portfolio since October 1997 and October 1998, respectively. Mr. Donnelly joined Federated Investors, Inc. in 1989 as an Investment Analyst and has been a Vice President of Federated Investors, Inc. since 1994. He served as an Assistant Vice President of an affiliate of Federated Investors, Inc. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst. Mr. Barry, who has been a Vice President of Federated since July 1998 and was an Assistant Vice President from April 1997 to July 1998, joined an affiliate of Federated in 1994 as an Investment Analyst. Mr. Barry is a Chartered Financial Analyst and received his M.S.I.A. from Carnegie Mellon University, where he concentrated in finance and accounting.

The fifth paragraph under the heading "Goldman Sachs Asset
Management-International" on Page 38 is hereby deleted and replaced with the following:

     Greg Gigliotti, Vice President of GSAM, Thomas S. Price, Vice President of GSAM, Lawrence S. Sibley, Vice President of GSAM and Karma Wilson, Vice President of GSAM serve as co-portfolio managers of the equity portion of the Asset Allocation Portfolio. Mr. Gigliotti joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1989 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Price joined GSAM in 1997. From 1996 to 1997 he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1993 to 1996 he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Sibley joined GSAM in 1997. From 1994 to 1997 he headed Institutional Equity Sales at J.P. Morgan Securities and from 1987 to 1994, he was a principal of Sanford C. Bernstein & Co. in its Institutional Sales Department. Ms. Wilson joined GSAM in 1994. Prior to 1994, she was an investment analyst with Bankers Trust Australia Ltd. Before 1992 she was employed at Arthur Andersen LLP.

The first paragraph under the heading "Morgan Stanley Asset Management, Inc." on Page 38 is hereby deleted and replaced with the following:

     Morgan Stanley Dean Witter Investment Management Inc. The Subadviser of the Worldwide High Income and International Diversified Equities Portfolios is MSDW Investment Management, 1221 Avenue of the Americas, New York, New York 10020. MSDW Investment Management is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. and provides a broad range of portfolio management services to customers in the United States and abroad. As of February 28, 1998, MSDW Investment Management, together with its affiliated institutional investment management companies, had approximately $154.6 billion of assets under management (inclusive of assets under fiduciary advisory control).

The third, fourth and fifth paragraphs under the heading "Morgan Stanley Asset Management Inc." on Pages 38 and 39 are hereby deleted and replaced with the following:

     The portion of the annual investment advisory fee received by SAAMCo which is paid to MSDW Investment Management with respect to each of the Worldwide High Income and International Diversified Equities Portfolios is 0.65% on Assets up to $350 million and 0.60% on Assets thereafter. For the fiscal year ended November 30, 1997, SAAMCo paid to MSDW Investment Management, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to 0.65% of each Portfolio's average daily net assets.

     Robert Angevine, Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna serve as co-portfolio managers for the Worldwide High Income Portfolio. Mr. Angevine has served as a co-portfolio manager since the inception date of October 28, 1994, and Mr. Bennett, Mr. Esser and Ms. McKenna have served as co-portfolio managers since October, 1998. Mr. Angevine is a principal of Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a portfolio manager of MSDW Investment Management's high yield investments. He has been with the firm since 1988. Mr. Bennett, a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with Miller, Anderson and Sherrerd, LLP ("MAS"), an affiliate of MSDW Investment Management, since 1984. Mr. Esser, also a Managing Director of Morgan Stanley, joined MSDW Investment Management in 1996 and has been a portfolio manager with MAS since 1988. Ms. McKenna, a Vice President of MSDW Investment Management and Morgan Stanley, joined the firm in 1996. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSDW Investment Management, she was a Senior Portfolio manager at MetLife Investment Management Corp. From 1995 to 1996 and Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios.

     Barton Biggs and Ann Thivierge serve as co-portfolio managers for the International Diversified Equities Portfolio. Mr. Biggs has served as a co-portfolio manager since the inception date of October 28, 1994 and Ann Thivierge has served as a co-portfolio manager since July 1, 1995. Mr. Biggs joined Morgan Stanley Dean Witter & Co in 1973 as a General Partner and Managing Director. He has been Chairman and a Director of MSDW Investment Management and a Managing Director of Morgan Stanley since 1975. Ms. Thivierge joined the company in 1986 as an analyst and served as a Vice President of MSDW Investment Management from 1992 to 1996. She is currently a Principal of MSDW Investment Management.

The paragraph under the heading "Independent Accountants" on Page 43 is hereby deleted and replaced with the following:

     PricewaterhouseCoopers LLP has been selected as independent accountants for the Trust.